Intangible assets (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets, cost	R$ 3,309		R$ 7,052
Intangible assets, net	1,986		5,753		R$ 6,164
Intangible assets, accumulated depreciation	(1,323)		(1,299)
Finance Lease [Member] | Right Of Use Paes Mendonca [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	478		543
Intangible assets, net	305	[1]	413	[1]	567	[2]
Intangible assets, accumulated depreciation	(173)		(130)
Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	598		713
Intangible assets, net	319		441		603
Intangible assets, accumulated depreciation	(279)		(272)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	541		729
Intangible assets, net	541		729		750
Tradename [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	5		3,385
Intangible assets, net	5		3,385		3,731
Commercial Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	47		54
Intangible assets, net	47		51		47
Intangible assets, accumulated depreciation			(3)
Contractual Rightsl [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	2		6
Intangible assets, net	1		3		3
Intangible assets, accumulated depreciation	(1)		(3)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	2,116		2,165
Intangible assets, net	1,073		1,144		1,030
Intangible assets, accumulated depreciation	(1,043)		(1,021)
Computer software [member] | Lease [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	120		170
Intangible assets, net	14		28		36
Intangible assets, accumulated depreciation	(106)		(142)
Total Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	2,711		6,339
Intangible assets, net	1,667		5,312		R$ 5,561
Intangible assets, accumulated depreciation	R$ (1,044)		R$ (1,027)

[1]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.
[2]	Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores until 2048.